THE BRAMWELL FUNDS
                                745 Fifth Avenue
                            New York, New York 10151



                                                              November 4, 1997



Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C. 20549
Attention:  File Room

Re:      The Bramwell Funds (the "Company"):
         The Bramwell Growth Fund (the "Fund")
         File No. 33-79742 and 811-8546

Ladies and Gentlemen:

     Transmitted herewith pursuant to Rule 497(j) under the Securities Act of 1933 is certification that the Prospectus and Statement of Additional Information with respect to the above referenced Fund do not differ from those filed in the most recent post-effective amendment of the Company, which was filed electronically.

                                                  Very truly yours,


                                                  /s/ Elizabeth Bramwell
                                                      Elizabeth Bramwell
                                                      President